INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
Domestic	$ 915	$ 6,281	$ 1,495
Foreign	301	1,595	(137)
Income before income tax	$ 1,216	$ 7,876	$ 1,358
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Theoretical tax expense	$ 322	$ 2,087	$ 340
Current year carryforward losses and other differences for which a valuation allowance was recorded	2	67	(908)
Change in valuation allowance	(211)	(1,332)	(3,668)
Changes in foreign currency exchange rate	$ 44	$ 674	(425)
Changes in tax rate			(334)
Non-deductible expenses and other differences	$ 40	$ 179	(113)
Actual income tax expense (benefit)	$ 197	$ 1,675	$ (5,108)